Basis of Preparation of the Unaudited Condensed Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Retained earnings	$ (625,096)	$ (474,600)	$ (235,435)
Liabilities		$ 448,120